Other Provisions (Tables)	12 Months Ended
Jun. 30, 2025
Other Provisions1 [Abstract]
Other Provisions

	SA Rand
Figures in million	2025	2024
Provision for silicosis settlement (a)	261	255
Retirement benefit obligation (b)	—	290
Total other provisions	261	545
Current portion of other provisions	65	19
Non-current portion of other provisions	196	526
.

Disclosure of Provision for Silicosis Settlement	The following is a reconciliation of the total provision for the silicosis settlement:

	SA Rand
Figures in million	2025	2024
Balance at beginning of year	255	549
Change in estimate (a)	2	(174)
Time value of money and inflation component	21	33
Payments (b)	(17)	(153)
Balance at end of year	261	255
Current portion of silicosis settlement provision	65	19
Non-current portion of silicosis settlement provision	196	236
(a)The change in estimate relates mainly to a change in the assumptions due to the potential preserved claims, which resulted in an increase of the estimated obligation as at 30 June 2025. This was offset due to the availability of actual exit data and an adjustment to the take-up rate.
(b)These payments comprise of the administration and benefit contributions to the Tshiamiso Trust. Harmony had surplus funds available in the Tshiamiso Trust therefore no further benefit contributions have been made during the
2025 year per instruction of the Tshiamiso Trust.

Disclosure of the Impact of a Reasonable Change in Certain Key Assumptions	The impact of these reasonable possible changes on the assumptions would not have a material impact on the balance.
Disclosure of Unfunded Obligations and Net Liability of Defined Benefit Plan

	SA Rand
Figures in million	2025	2024
Present value of all unfunded obligations	—	290
Current employees	—	101
Retired employees	—	189

The movement in the retirement benefit obligation is as follows:
Balance at beginning of year	290	264
Contributions paid	(2)	(16)
Other expenses included in staff costs/current service cost	—	3
Finance costs	6	35
Remeasurement of liability	56	—
Transfer of liability (a)	(350)	—
Net actuarial loss recognised in other comprehensive income during the year (b)	—	4
Balance at end of year (non-current)	—	290
25Other provisions continued
(b)Retirement benefit obligation continued
(a)During September 2024, Harmony transferred a once-off amount of R350 million to RMA as a single premium for the transfer of the economic and financial risk associated with the liability of R294 million. Harmony and RMA have fulfilled all the relevant clauses per the contract, and the liability was transferred to RMA
(b)The net actuarial loss for 2024 is mainly due to a lower net discount rate driven by the low interest rates assumed and used.
In 2024, management considered whether a reasonably possible change in any of the key assumptions would have a material impact on the obligation, service cost or finance costs. It was determined that changes would result in an immaterial increase or decrease.